UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--136.0%	Rate (%)	Date	Amount ($) [a]		Value ($)
Consumer Discretionary--22.6%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	1,855,000	b	1,947,750
AMC Networks,
Gtd. Notes	7.75	7/15/21	1,215,000	b,c	1,345,612
Cablevision Systems,
Sr. Unscd. Notes	8.63	9/15/17	1,775,000	b	1,988,000
CCH II Capital,
Gtd. Notes	13.50	11/30/16	1,750,286	b	1,955,945
Cequel Communications Holdings I,
Sr. Unscd. Notes	8.63	11/15/17	3,600,000	b,c	3,897,000
Chrysler Group,
Scd. Notes	8.25	6/15/21	1,725,000	b	1,781,062
CityCenter Holdings,
Sr. Scd. Notes	7.63	1/15/16	750,000	b	795,000
Clear Channel Communications,
Sr. Scd. Notes	9.00	3/1/21	835,000	b	730,625
Cumulus Media Holdings,
Gtd. Notes	7.75	5/1/19	1,765,000	b	1,672,337
Entravision Communications,
Sr. Scd. Notes	8.75	8/1/17	616,000	b	656,040
Ferrellgas,
Sr. Unscd. Notes	9.13	10/1/17	1,135,000	b	1,191,750
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	1,450,000	b	1,542,437
Gray Television,
Scd. Notes	10.50	6/29/15	4,065,000	b	4,247,925
Hillman Group,
Gtd. Notes	10.88	6/1/18	2,050,000	b	2,178,125
J Crew Group,
Gtd. Notes	8.13	3/1/19	1,840,000	b	1,909,000
Lear,
Gtd. Notes	8.13	3/15/20	690,000	b	776,250
Libbey Glass,
Gtd. Notes	6.88	5/15/20	1,135,000	b,c	1,171,888
McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	2,375,000	b	2,576,875
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	3,680,000	b	3,827,237
Nexstar/Mission Broadcasting,
Scd. Notes	8.88	4/15/17	220,000	b	233,475
Ono Finance II,
Gtd. Notes	10.88	7/15/19	370,000	b,c	288,600
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	2,025,000	b	2,085,750
Rite Aid,

Gtd. Notes		9.50	6/15/17	2,920,000	b	3,000,300
Rite Aid,
Scd. Notes		10.38	7/15/16	1,935,000	b	2,057,147
Salem Communications,
Scd. Notes		9.63	12/15/16	4,818,000	b	5,341,958
Sinclair Television Group,
Scd. Notes		9.25	11/1/17	1,945,000	b,c	2,158,950
Tomkins,
Scd. Notes		9.00	10/1/18	3,433,000	b,d	3,836,378
UCI International,
Gtd. Notes		8.63	2/15/19	3,035,000	b	3,069,144
UnityMedia Hessen,
Sr. Scd. Notes		7.50	3/15/19	2,620,000	b,c	2,790,300
Unitymedia,
Sr. Notes	EUR	9.63	12/1/19	1,310,000		1,811,155
						62,864,015
Consumer Staples--2.8%
Constellation Brands,
Gtd. Notes		6.00	5/1/22	570,000	b	614,175
Del Monte Foods,
Gtd. Notes		7.63	2/15/19	1,895,000	b	1,921,056
JBS USA,
Sr. Unscd. Notes		8.25	2/1/20	500,000	b,c	487,500
Michael Foods Group,
Gtd. Notes		9.75	7/15/18	2,898,000	b	3,195,045
Post Holdings,
Gtd. Notes		7.38	2/15/22	1,530,000	b,c	1,617,975
						7,835,751
Energy--6.8%
American Petroleum Tankers Parent,
Sr. Scd. Notes		10.25	5/1/15	2,159,000	b	2,261,552
Antero Resources Finance,
Gtd. Notes		9.38	12/1/17	3,505,000	b	3,890,550
Chesapeake Energy,
Gtd. Notes		6.63	8/15/20	280,000	b	278,600
Chesapeake Energy,
Gtd. Notes		9.50	2/15/15	3,185,000	b	3,447,762
Everest Acquisition,
Sr. Unscd. Notes		9.38	5/1/20	1,200,000	c	1,245,000
Halcon Resources,
Gtd. Notes		9.75	7/15/20	870,000	c	858,220
Kodiak Oil & Gas,
Gtd. Notes		8.13	12/1/19	1,765,000	b,c	1,820,156
Northern Oil and Gas,
Gtd. Notes		8.00	6/1/20	1,955,000	b,c	1,955,000
Oasis Petroleum,
Gtd. Notes		6.88	1/15/23	800,000		805,000
Trinidad Drilling,
Sr. Unscd. Notes		7.88	1/15/19	2,060,000	b,c	2,199,050
						18,760,890
Entertainment & Gaming--11.4%
AMC Entertaiment,

Gtd. Notes		9.75	12/1/20	3,715,000	b	4,030,775
Ameristar Casinos,
Gtd. Notes		7.50	4/15/21	1,680,000	b	1,806,000
Boyd Gaming,
Gtd. Notes		9.00	7/1/20	700,000	c	705,250
Caesars Entertainment Operating,
Sr. Scd. Notes		10.00	12/15/18	3,455,000	b	2,379,631
Caesars Entertainment Operating,
Sr. Scd. Notes		11.25	6/1/17	1,850,000	b	2,028,062
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	1,115,000		1,157,049
Codere Finance Luxembourg,
Sr. Scd. Notes		9.25	2/15/19	630,000	b,c	447,300
MGM Resorts International,
Gtd. Notes		10.00	11/1/16	2,845,000	b	3,165,063
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	3,455,000	b	4,085,537
Odeon & UCI Finco,
Sr. Scd. Notes	GBP	9.00	8/1/18	950,000		1,446,923
Palace Entertainment Holdings,
Sr. Scd. Notes		8.88	4/15/17	1,410,000	b,c	1,480,500
Peninsula Gaming,
Gtd. Notes		10.75	8/15/17	2,750,000	b	3,148,750
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	2,580,000	b	2,870,250
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	1,095,000	b	1,204,500
Regal Entertainment Group,
Gtd. Notes		9.13	8/15/18	1,350,000	b	1,491,750
Scientific Games International,
Gtd. Notes		9.25	6/15/19	250,000	b	275,000
						31,722,340
Financial--17.2%
Ally Financial,
Gtd. Notes		7.50	9/15/20	1,410,000	b	1,589,775
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,840,000	b	2,166,600
Boparan Finance,
Gtd. Notes	EUR	9.75	4/30/18	1,530,000		2,042,711
CIT Group,
Sr. Unscd. Notes		5.25	3/15/18	1,235,000	b	1,276,681
Ford Motor Credit,
Sr. Unscd. Notes		8.13	1/15/20	1,625,000	b	1,990,898
Host Hotels & Resorts,
Gtd. Notes		9.00	5/15/17	1,775,000	b	1,974,687
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	5,073,000	b,c	5,193,484
Icahn Enterprises Finance,
Gtd. Notes		8.00	1/15/18	5,345,000	b	5,705,788
Interactive Data,
Gtd. Notes		10.25	8/1/18	1,580,000	b	1,757,750
International Lease Finance,

Sr. Unscd. Notes		8.25	12/15/20	3,195,000	b	3,666,815
International Lease Finance,
Sr. Unscd. Notes		8.63	9/15/15	1,155,000	b,d	1,280,606
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	b	1,896,938
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	1,800,000	d	2,974,112
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	655,000	b,c	713,950
Offshore Group Investments,
Sr. Scd. Notes		11.50	8/1/15	3,920,000	b	4,272,800
ROC Finance,
Scd. Notes		12.13	9/1/18	1,550,000	b,c	1,751,500
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,915,000	d	2,005,302
SLM,
Sr. Unscd. Notes		8.00	3/25/20	940,000	b	1,034,000
SLM,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	b	3,009,375
USI Holdings,
Sr. Sub. Notes		9.75	5/15/15	1,555,000	b,c	1,568,606
						47,872,378
Health Care--8.5%
Accellent,
Gtd. Notes		10.00	11/1/17	1,475,000	b	1,246,375
American Renal Associates
Holdings, Sr. Unscd. Notes		9.75	3/1/16	1,068,096	b	1,140,192
American Renal Holdings,
Sr. Scd. Notes		8.38	5/15/18	985,000	b	1,046,562
Amerigroup,
Sr. Unscd. Notes		7.50	11/15/19	695,000	b	750,600
Biomet,
Gtd. Notes		11.63	10/15/17	7,424,000	b	8,045,760
CHS/Community Health Systems,
Gtd. Notes		8.88	7/15/15	880,000	b	904,200
HCA Holdings,
Sr. Unscd. Notes		7.75	5/15/21	5,250,000	b	5,656,875
Iasis Healthcare,
Gtd. Notes		8.38	5/15/19	1,055,000	b	1,049,725
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	1,285,000	b,c	1,374,950
STHI Holding,
Sr. Scd. Notes		8.00	3/15/18	840,000	b,c	892,500
Tenet Healthcare,
Sr. Scd. Notes		8.88	7/1/19	195,000	b	219,863
Tenet Heathcare,
Sr. Scd. Notes		10.00	5/1/18	398,000	b	457,700
United Surgical Partners International,
Sr. Unscd. Notes		9.00	4/1/20	670,000	b,c	713,550
						23,498,852
Industrial--21.1%
Aramark Holdings,

Sr. Unscd. Notes		8.63	5/1/16	2,055,000	b,c	2,108,964
Ashtead Capital,
Scd. Notes		9.00	8/15/16	600,000	b,c	624,750
Brickman Group Holdings,
Sr. Notes		9.13	11/1/18	2,695,000	b,c	2,641,100
Casella Waste Systems,
Gtd. Notes		7.75	2/15/19	3,235,000	b	3,202,650
Cenveo,
Scd. Notes		8.88	2/1/18	1,330,000	b	1,197,000
Ceridian,
Sr. Scd. Notes		8.88	7/15/19	700,000	c	725,375
Ceridian,
Gtd. Notes		11.25	11/15/15	507,000	b,d	489,255
Ceridian,
Gtd. Notes		12.25	11/15/15	1,488,150	b	1,450,946
Dyncorp International,
Gtd. Notes		10.38	7/1/17	1,170,000	b	1,006,200
Emergency Medical Services,
Gtd. Notes		8.13	6/1/19	1,505,000	b	1,578,369
Garda World Security,
Sr. Unscd. Notes		9.75	3/15/17	2,000,000	b,c	2,135,000
Good Sam Enterprises,
Sr. Scd. Notes		11.50	12/1/16	1,790,000	b	1,872,787
Kratos Defense & Security
Solutions, Sr. Scd. Notes		10.00	6/1/17	2,380,000	b	2,576,350
Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	b	3,363,500
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	2,940,000	b	3,109,050
Mobile Mini,
Gtd. Notes		7.88	12/1/20	2,460,000	b	2,613,750
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	1,185,000	b	1,107,975
Navios Maritime Holdings,
Gtd. Notes		8.13	2/15/19	1,500,000	b	1,290,000
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	910,000	b	921,375
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	1,180,000	b	1,091,500
Obrascon Huarte Lain,
Sr. Unscd. Notes	EUR	8.75	3/15/18	735,000		897,589
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	795,000	b	783,075
RBS Global/Rexnord,
Gtd. Notes		8.50	5/1/18	2,395,000	b	2,610,550
Reliance Intermediate Holdings,
Sr. Scd. Notes		9.50	12/15/19	2,515,000	b,c	2,779,075
Roofing Supply Group,
Gtd. Notes		10.00	6/1/20	345,000	b,c	362,250
ServiceMaster,
Gtd. Notes		8.00	2/15/20	255,000	b	278,906
Shea Homes Funding,

Sr. Scd. Notes	8.63	5/15/19	3,200,000	b	3,456,000
Standard Pacific,
Gtd. Notes	8.38	5/15/18	2,025,000	b	2,222,438
Taylor Morrison Communities,
Gtd. Notes	7.75	4/15/20	1,695,000	b,c	1,775,513
TransUnion Holding,
Sr. Unscd. Notes	9.63	6/15/18	1,015,000	b,c	1,101,275
Ultrapetrol Bahamas,
First Mortgage Notes	9.00	11/24/14	1,966,000	b	1,671,100
UR Merger Sub,
Gtd. Notes	8.38	9/15/20	1,125,000	b	1,189,688
UR Merger Sub,
Gtd. Notes	9.25	12/15/19	1,675,000	b	1,867,625
UR Merger Sub,
Gtd. Notes	7.38	5/15/20	615,000	b,c	644,213
Welltec,
Sr. Scd. Notes	8.00	2/1/19	1,990,000	b,c	1,920,350
					58,665,543
Information Technology--5.2%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	6,351	b	5,986
CDW Finance,
Gtd. Notes	8.50	4/1/19	3,748,000	b	4,010,360
Epicor Software,
Gtd. Notes	8.63	5/1/19	2,565,000	b	2,629,125
First Data,
Scd. Notes	8.25	1/15/21	1,636,000	b,c	1,644,180
First Data,
Gtd. Notes	9.88	9/24/15	115,000	b	116,437
First Data,
Gtd. Notes	10.55	9/24/15	245,000	b	251,737
Lawson Software,
Unscd. Notes	9.38	4/1/19	550,000	b,c	589,875
Sophia,
Gtd. Notes	9.75	1/15/19	1,240,000	b,c	1,323,700
Sungard Data Systems,
Gtd. Notes	7.38	11/15/18	5,000	b	5,388
Wireco WorldGroup,
Gtd. Notes	9.50	5/15/17	3,675,000	b	3,730,125
Zayo Escrow,
Sr. Scd. Notes	8.13	1/1/20	200,000	c	210,000
					14,516,913
Materials--20.3%
AEP Industries,
Sr. Unscd. Notes	8.25	4/15/19	2,125,000	b	2,220,625
American Rock Salt,
Scd. Notes	8.25	5/1/18	935,000	b,c	813,450
ARD Finance,
Sr. Scd. Notes	11.13	6/1/18	1,817,701	b,c	1,699,550
Ardagh Packaging Finance,
Gtd. Notes	9.13	10/15/20	2,000,000	c	2,130,000
Ardagh Packaging Finance,

Sr. Scd. Notes	EUR	9.25	10/15/20	1,625,000		2,079,576
Beverage Packaging Holdings
Luxembourg II, Gtd. Notes	EUR	8.00	12/15/16	325,000		390,724
BWAY Holding,
Gtd. Notes		10.00	6/15/18	1,080,000	b	1,193,400
BWAY Parent,
Sr. Unscd. Notes		10.13	11/1/15	2,396,836	b	2,444,773
Cons CNT,
Gtd. Notes		10.13	7/15/20	1,260,000	c	1,304,100
Dynacast International,
Scd. Notes		9.25	7/15/19	2,375,000	b,c	2,475,937
FMG Resources August 2006,
Gtd. Notes		8.25	11/1/19	3,415,000	b,c	3,636,975
Global Brass and Copper,
Sr. Scd. Notes		9.50	6/1/19	650,000	b,c	654,875
Hexion U.S. Finance/Nova Scotia,
Scd. Notes		9.00	11/15/20	1,860,000	b	1,613,550
Huntsman International,
Gtd. Notes		8.63	3/15/20	2,030,000	b	2,288,825
Huntsman International,
Gtd. Notes		8.63	3/15/21	1,515,000	b	1,715,737
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	305,000	b,c	308,813
Ineos Finance,
Sr. Scd. Bonds		8.38	2/15/19	1,225,000	b,c	1,270,938
Ineos Finance,
Sr. Scd. Notes		9.00	5/15/15	1,100,000	b,c	1,166,000
Ineos Group Holdings,
Scd. Notes		8.50	2/15/16	1,400,000	b,c	1,291,500
JMC Steel Group,
Sr. Notes		8.25	3/15/18	2,660,000	b,c	2,653,350
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	1,150,000		1,287,965
Mead Products / ACCO Brands,
Gtd. Notes		6.75	4/30/20	420,000	c	445,200
Murray Energy,
Scd. Notes		10.25	10/15/15	1,005,000	b,c	886,913
OXEA Finance,
Sr. Scd. Notes		9.50	7/15/17	1,576,000	b,c	1,682,380
Packaging Dynamics,
Sr. Scd. Notes		8.75	2/1/16	740,000	b,c	780,700
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	814,000	b,c	926,943
Reynolds Group,
Sr. Scd. Notes	EUR	7.75	10/15/16	115,000	d	152,082
Reynolds Group,
Gtd. Notes		8.50	5/15/18	4,155,000 b,c,d		4,092,675
Reynolds Group,
Gtd. Notes		9.88	8/15/19	245,000	b,c	254,494
Reynolds Group,
Gtd. Notes		9.88	8/15/19	1,985,000	b,c	2,061,919
Sappi Papier Holding,

Sr. Scd. Notes	7.75	7/15/17	360,000	c	365,850
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	310,000	c	311,550
Schaeffler Finance,
Sr. Scd. Notes	7.75	2/15/17	390,000	b,c	408,525
Schaeffler Finance,
Sr. Scd. Notes	8.50	2/15/19	730,000	b,c	782,925
Sealed Air,
Gtd. Notes	8.13	9/15/19	1,270,000	b,c	1,422,400
Sealed Air,
Gtd. Notes	8.38	9/15/21	1,030,000	b,c	1,169,050
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	5,700,000	b	5,735,625
Suncoke Energy,
Gtd. Notes	7.63	8/1/19	470,000	b	461,775
					56,581,669
Telecommunications--14.9%
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	2,175,000	b	2,223,937
CommScope,
Gtd. Notes	8.25	1/15/19	2,755,000	b,c	2,927,187
CPI International,
Gtd. Notes	8.00	2/15/18	1,355,000	b	1,227,969
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	1,215,000	c	1,248,412
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,014,000	c	3,059,210
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	3,231,000	c	3,408,705
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	780,000	c	869,700
Eileme 2,
Gtd. Notes	11.63	1/31/20	2,900,000	b,c	3,001,500
Goodman Networks,
Sr. Scd. Notes	12.13	7/1/18	1,060,000	b,c	1,094,450
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	2,010,000	b	2,195,925
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	3,054,000	b	3,157,073
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	2,430,000	b	2,563,650
NII Capital,
Gtd. Notes	7.63	4/1/21	355,000	b	306,188
Sable International Finance,
Sr. Scd. Notes	8.75	2/1/20	1,470,000	b,c	1,580,250
Sprint Nextel,
Gtd. Notes	9.00	11/15/18	930,000	b,c	1,041,600
Sprint Nextel,
Sr. Unscd. Notes	11.50	11/15/21	4,655,000	b,c	5,201,963
Virgin Media Finance,
Gtd. Notes, Ser. 1	9.50	8/15/16	1,775,000	b	1,988,000
West,

Gtd. Notes	7.88	1/15/19	1,400,000	b	1,470,000
West,
Gtd. Notes	8.63	10/1/18	2,700,000	b	2,875,500
					41,441,219
Utilities--5.2%
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,195,000	b	3,802,050
Calpine,
Sr. Scd. Notes	7.50	2/15/21	1,435,000	b,c	1,556,975
Calpine,
Sr. Scd. Notes	7.88	1/15/23	2,330,000	b,c	2,551,350
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	3,064,000	b	3,044,850
North American Energy Alliance,
Scd. Notes	10.88	6/1/16	1,310,000	b	1,444,275
NRG Energy,
Gtd. Notes	7.63	5/15/19	2,015,000	b	2,050,263
					14,449,763
Total Bonds and Notes
(cost $367,714,387)					378,209,333

Preferred Stocks--.9%			Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, Cum., $2.41
(cost $2,492,932)			98,738	[d]	2,374,649

Other Investment--4.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,259,381)			11,259,381	[e]	11,259,381
Total Investments (cost $381,466,700)			140.9%		391,843,363
Liabilities, Less Cash and Receivables			(40.9%)		(113,735,589)
Net Assets			100.0%		278,107,774

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR -- Euro
GBP -- British Pound
b	Collateral for Revolving Credit and Security Agreement.
c	Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $119,800,775 or 43.1% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $10,376,663 of which $15,581,540 related to appreciated investment securities and $5,204,877 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Corporate Bonds	136.0
Money Market Investment	4.0
Preferred Stocks	.9
140.9

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2012 (Unaudited)

		Number	Foreign
Forward Currency		of	Currency			Unrealized
Exchange Contracts		Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
British Pound,
Expiring
7/27/2012	a	1	2,930,000	4,611,908	4,588,540	23,368

Euro,
Expiring:
7/27/2012	b	1	1,940,000	2,466,186	2,455,622	10,564
7/27/2012	c	1	5,580,000	7,090,506	7,063,077	27,429
7/27/2012	d	1	70,000	88,951	88,605	346

						61,707

Counterparties:
a	Goldman Sachs
b	Commonwealth Bank of Australia
c	Credit Suisse First Boston
d	UBS

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	378,209,333	-	378,209,333
Equity Securities - Domestic+	-	2,374,649	-	2,374,649
Mutual Funds	11,259,381	-	-	11,259,381
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	61,707	-	61,707

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

For the period ended June 30, 2012, there were no transfers of securities or forward contracts between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)